Leases (Schedule of Maturity of Lease Liabilities Under Our Non-cancelable Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
2024	$ 115
2025	121
2026	121
2027	107
Total future minimum lease payments	464
Less imputed interest:	(72)
Present value of operating lease liabilities	$ 392	$ 214	$ 343